SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	12 Months Ended
Nov. 30, 2020
Ranges Of Exercise Prices For Otstanding Share Options 16.29 [Member]
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

25. SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	Years ended November 30,
	2020	2019	2018
	$	$	$
Supplemental non-cash disclosures
Reallocation of value of options upon exercise	144,245	-	-
Reallocation of value of warrants upon exercise	28,056	-	2,986
Reallocation of value of RSUs upon vesting	482,272	-	-
Shares issued for the acquisition of Majesco (Note 5)	-	-	415,000
Shares issued for intangible assets	-	-	1,469,456
Shares issued for licenses	-	-	4,880,639
Shares issued for debt settlements	331,967	634,175	623,771
Warrants issued for share issue costs	338,558	-	24,774
Net assets acquired on RTO (Note 3)	-	-	243,065
Shares issued for commitment to issue shares	137,197	-	156,000
Acquisition of equipment in accounts payable	-	125,143	-
Units issued for conversion of convertible debentures and associated interest	1,121,514	2,040,346	-
Accounts payable applied to convertible debentures	-	23,675	-
Derecognition of investment in associate	-	587,274	-
Loans receivable allocated to long-term	-	379,268	-
Residual value of warrants on conversion of convertible debentures	-	30,779	-
Accounts receivable applied to accounts payable	648,091	-	-